Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
Cost [Member] | Leasehold improvements [Member]
COST
Beginning balance	$ 67,424
Ending balance	73,584
CARRYING AMOUNT
Additions	6,144
Written-off
Translation adjustment	16
Cost [Member] | Warehouse equipment [Member]
COST
Beginning balance	114,227
Ending balance	143,618
CARRYING AMOUNT
Additions	29,289
Written-off
Translation adjustment	102
Cost [Member] | Furniture and fixtures [Member]
COST
Beginning balance	13,130
Ending balance	13,128
CARRYING AMOUNT
Additions
Written-off
Translation adjustment	(2)
Cost [Member] | Office equipment [Member]
COST
Beginning balance	4,586
Ending balance	4,586
CARRYING AMOUNT
Additions
Written-off
Cost [Member] | Motor vehicles [Member]
COST
Beginning balance	53,719
Ending balance	53,712
CARRYING AMOUNT
Additions
Written-off
Translation adjustment	(7)
Cost [Member] | Electronic equipment [Member]
COST
Beginning balance	253,086
Ending balance	288,628
CARRYING AMOUNT
Additions	35,433
Written-off
Translation adjustment	109
Depreciation and Impairment [Member] | Leasehold improvements [Member]
COST
Beginning balance	(44,668)
Ending balance	(58,036)
CARRYING AMOUNT
Additions	(13,321)
Written-off
Translation adjustment	(47)
Depreciation and Impairment [Member] | Warehouse equipment [Member]
COST
Beginning balance	(46,211)
Ending balance	(60,319)
CARRYING AMOUNT
Additions	(14,056)
Written-off
Translation adjustment	(52)
Depreciation and Impairment [Member] | Furniture and fixtures [Member]
COST
Beginning balance	(10,223)
Ending balance	(11,186)
CARRYING AMOUNT
Additions	(961)
Written-off
Translation adjustment	(2)
Depreciation and Impairment [Member] | Office equipment [Member]
COST
Beginning balance	(3,382)
Ending balance	(3,840)
CARRYING AMOUNT
Additions	(457)
Written-off
Translation adjustment	(1)
Depreciation and Impairment [Member] | Motor vehicles [Member]
COST
Beginning balance	(37,357)
Ending balance	(42,723)
CARRYING AMOUNT
Additions	(5,350)
Written-off
Translation adjustment	(16)
Depreciation and Impairment [Member] | Electronic equipment [Member]
COST
Beginning balance	(141,841)
Ending balance	(176,104)
CARRYING AMOUNT
Additions	(34,145)
Written-off
Translation adjustment	(118)
Carrying Amount [Member] | Leasehold improvements [Member]
COST
Beginning balance	22,756
Ending balance	15,548
Carrying Amount [Member] | Warehouse equipment [Member]
COST
Beginning balance	68,016
Ending balance	83,299
Carrying Amount [Member] | Furniture and fixtures [Member]
COST
Beginning balance	2,907
Ending balance	1,942
Carrying Amount [Member] | Office equipment [Member]
COST
Beginning balance	1,204
Ending balance	746
Carrying Amount [Member] | Motor vehicles [Member]
COST
Beginning balance	16,362
Ending balance	10,989
Carrying Amount [Member] | Electronic equipment [Member]
COST
Beginning balance	111,245
Ending balance	$ 112,524